Stockholders' (Deficit) Equity - Summary of Common Stock Reserved for Issuance (Detail) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Equity [Abstract]
Convertible preferred stock, on as-converted basis	2,609,102	1,519,274
Options issued and outstanding	254,058	105,898
Options available for future grants	19,689	29,564
Total	2,882,849	1,654,736